Operating costs and other operating income - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating costs and other operating income
Personnel costs	€ (66,098)	€ (76,536)	€ (60,364)
Depreciation and impairment	(15,978)	(8,529)	(16,338)
Legal and professional fees	(23,250)	(23,715)	(25,345)
Other operating expenses	(22,963)	(26,375)	(25,697)
Total general and administrative expenses	€ (128,289)	€ (135,155)	€ (127,744)